Application Of New and Revised International Financial Reporting Standards ("IFRS") (Details) - GBP (£) £ in Thousands	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables	£ 65,917	£ 52,368
Cash and cash equivalents	70,172	15,048	£ 23,571	£ 12,947
Total financial assets	136,089
Current borrowings	21	19,744
Trade and other payables	48,502	40,243
Contingent consideration	1,244	5,259
Deferred consideration	1,516	4,401
Other liabilities	113	£ 277
Total financial liabilities	51,396
IFRS 9
Disclosure of initial application of standards or interpretations [line items]
Trade and other receivables	65,917
Cash and cash equivalents	70,172
Total financial assets	136,089
Current borrowings	21
Trade and other payables	48,502
Contingent consideration	1,244
Deferred consideration	1,516
Other liabilities	113
Total financial liabilities	51,396
Bottom of range | IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	34,000
Finance lease liabilities	34,000
Top of range | IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	42,000
Finance lease liabilities	£ 42,000